SUBSEQUENT EVENTS (Details Textual) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 19, 2025 $ / shares	Jan. 28, 2025 shares	Jan. 16, 2025 USD ($) Share	Dec. 31, 2024 Share	Dec. 31, 2023 Share
Disclosure of non-adjusting events after reporting period [line items]
Options issued				1,483,726	1,881,297
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared | $ / shares	$ 0.0057
Subsequent events [Member] | Acquisition of Gatos [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			177,433,006
Company shares held by subsidiary shareholders, percentage			38.00%
Options issued			8,242,244
Settlement of restricted, preferred, and deferred share units (in shares) | shares		2,207,762
Total consideration | $			$ 1,070